Post Employment Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefits (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rates used	5.60%	2.60%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	6.90%	7.10%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014